Leases - Remaining Average Weighted Average Lease Term and Discount Rates (Details)	Dec. 31, 2020	Dec. 31, 2019
Weighted average remaining lease term (in years)
Operating leases	5 years 6 months 3 days	5 years 11 months 15 days
Finance leases	2 years 5 months 15 days	2 years 6 months 29 days
Weighted Average discount rate:
Operating leases	6.06%	6.20%
Finance leases	4.70%	4.70%